Cover	12 Months Ended
Jan. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	IronNet, Inc.
Entity Central Index Key	0001777946
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	IronNet, Inc. a Delaware corporation, filed a Registration Statement on Form S-1 on March 10, 2022, which was declared effective on March 17, 2022 (as amended and supplemented, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the Registration Statement. On May 2, 2022, IronNet, Inc. filed its Annual Report on Form 10-K for fiscal year ended January 31, 2022 (the “Annual Report”). Interested parties should refer to such Annual Report for more information. The form of prospectus included in this Post-Effective Amendment may be used in one or more offerings by one or more selling stockholders identified in the prospectus contained herein with one or more of the underwriters named therein and with different types and amounts of securities offered. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement or the Pre-Effective Amendment, as applicable.